Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 322,650,179.91
Previously Paid Amount	0.00
Total Fee Amount	44,557.99
Total Offset Amount	0.00
Net Fee	$ 44,557.99